Investment in Unconsolidated Affiliates - Summary of Results of Operations (Details) - Silver Legacy Joint Venture $ in Thousands	11 Months Ended
Nov. 23, 2015 USD ($)
Unaudited results of operations
Net revenues	$ 117,029
Operating expenses	(90,608)
Operating income	26,421
Other expense	(19,226)
Net income	$ 7,195